Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of tax provision
Provision (benefit) for income taxes		$ 4,725,000	$ (350,000)
Virtu Financial, Inc.
Reconciliation of tax provision
Provision (benefit) for income taxes	$ 0			$ (4,744)
Reconciliation of the tax provision at the U.S. Federal Statutory Rate to the provision for income taxes as percent
Tax provision at the U.S. federal statutory rate (as a percent)				35.00%
Virtu Financial, LLC and subsidiaries
Reconciliation of tax provision
Foreign taxes				$ 3,501,000	$ 5,397,000	$ 1,768,000
Provision (benefit) for income taxes				$ 3,501,000	$ 5,397,000	$ 1,768,000
Reconciliation of the tax provision at the U.S. Federal Statutory Rate to the provision for income taxes as percent
Foreign taxes (as a percent)				1.80%	2.90%	2.00%
Provision (benefit) for income taxes (as a percent)				1.80%	2.90%	2.00%